SEGMENT DISCLOSURES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SEGMENT DISCLOSURES [Text Block]
18.	SEGMENT DISCLOSURES

The Company’s operating segments are based on internal management reports that are reviewed by the Company’s executives (the chief operating decision makers) in assessing performance. The Company has three operating mining segments, Guanaceví, Bolañitos and El Cubo, which are located in Mexico as well as Exploration and Corporate segments. The Exploration segment consists of projects in the exploration and evaluation phases in Mexico and Chile.

December 31, 2017
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$20,884	$1,034	$6,212	$2,360	$7,594	$193	$38,277
Restricted cash	1,000	-	-	-	-	-	1,000
Investments	168	-	-	-	-	-	168
Accounts receivables	341	893	12,115	4,100	15,602	961	34,012
Inventories	-	-	8,476	2,178	2,477	-	13,131
Prepaid expenses	1,090	128	125	77	176	315	1,911
Non-current deposits	76	-	316	144	74	-	610
Deferred income tax asset	-	-	-	655	-	-	655
Mineral property, plant and equipment	691	11,285	42,264	6,766	15,929	11,881	88,816
Total assets	$24,250	$13,340	$69,508	$16,280	$41,852	$13,350	$178,580

Accounts payable and accrued liabilities	$5,829	$225	$4,484	$1,774	$5,117	$899	$18,328
Income taxes payable	727	-	1,499	940	19	-	3,185
Deferred lease inducement	236	-	-	-	-	-	236
Provision for reclamation and rehabilitation	-	-	2,086	1,772	4,074	50	7,982
Deferred income tax liability	-	200	528	637	227	-	1,592
Total liabilities	$6,792	$425	$8,597	$5,123	$9,437	$949	$31,323

December 31, 2016
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$62,223	$499	$1,649	$1,627	$6,183	$136	$72,317
Investments	85	-	-	-	-	-	85
Accounts receivables	607	978	5,019	4,845	13,786	325	25,560
Inventories	-	-	8,946	1,831	2,654	-	13,431
Prepaid expenses	1,363	165	404	60	40	5	2,037
Non-current deposits	76	56	311	143	73	-	659
Deferred income tax asset	-	-	-	-	183	-	183
Mineral property, plant and equipment	247	10,836	38,105	6,972	3,205	6,873	66,238
Total assets	$64,601	$12,534	$54,434	$15,478	$26,124	$7,339	$180,510

Accounts payable and accrued liabilities	$5,829	$1,250	$5,025	$2,093	$3,953	$79	$18,229
Income taxes payable	452	525	1,030	2,309	315	-	4,631
Credit facility	9,000	-	-	-	-	-	9,000
Provision for reclamation and rehabilitation	-	-	2,058	1,755	4,033	-	7,846
Deferred income tax liability	-	-	7,340	205	-	-	7,545
Total liabilities	$15,281	$1,775	$15,453	$6,362	$8,301	$79	$47,251
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total
	Year ended December 31, 2017
Silver revenue	$-	$-	$37,161	$15,265	$31,934	$-	$84,360
Gold revenue	-	-	6,210	33,154	26,775	-	66,139
Total revenue	$-	$-	$43,371	$48,419	$58,709	$-	$150,499

Salaries, wages and benefits:
mining	$-	$-	$6,027	$5,023	$8,798	$-	$19,848
processing	-	-	1,951	978	1,765	-	4,694
administrative	-	-	2,948	2,419	3,023	-	8,390
stock based compensation	-	-	68	67	67	-	202
change in inventory	-	-	209	(91)	36	-	154
Total salaries, wages and benefits	-	-	11,203	8,396	13,689	-	33,288

Direct costs:
mining	-	-	12,567	11,777	15,900	-	40,244
processing	-	-	6,709	6,921	8,742	-	22,372
administrative	-	-	2,164	1,893	2,906	-	6,963
change in inventory	-	-	833	(227)	59	-	665
Total direct production costs	-	-	22,273	20,364	27,607	-	70,244

Depreciation and depletion:
depreciation and depletion	-	-	13,934	1,900	1,332	-	17,166
change in inventory	-	-	(569)	(6)	(9)	-	(584)
Total depreciation and depletion	-	-	13,365	1,894	1,323	-	16,582

Royalties	-	-	1,239	228	273	-	1,740
Write down of inventory to NRV	-	-	166	-	-	-	166

Total cost of sales	$-	$-	$48,246	$30,882	$42,892	$-	$122,020

Earnings (loss) before taxes	$(7,694)	$(10,564)	$(4,875)	$17,537	$15,817	$(2,334)	$7,887

Current income tax expense (recovery)	(10)	-	676	3,981	3	-	4,650
Deferred income tax expense (recovery)	-	200	(5,589)	(1,473)	415	-	(6,447)
Total income tax expense (recovery)	(10)	200	(4,913)	2,508	418	-	(1,797)

Net earnings (loss)	$(7,684)	$(10,764)	$38	$15,029	$15,399	$(2,334)	$9,684

	Year ended December 31, 2016
Silver revenue	$-	$-	$34,349	$18,166	$34,250	$-	$86,765
Gold revenue	-	-	5,871	37,907	26,224	-	70,002
Total revenue	$-	$-	$40,220	$56,073	$60,474	$-	$156,767
Salaries, wages and benefits:
mining	$-	$-	$4,925	$5,687	$8,556	$-	$19,168
processing	-	-	1,797	936	1,655	-	4,388
administrative	-	-	2,865	2,446	2,772	-	8,083
stock based compensation	-	-	26	26	26	-	78
change in inventory	-	-	(759)	144	74	-	(541)
Total salaries, wages and benefits	-	-	8,854	9,239	13,083	-	31,176
Direct costs:
mining	-	-	11,098	9,510	18,055	-	38,663
processing	-	-	7,491	7,842	11,061	-	26,394
administrative	-	-	2,385	1,820	2,885	-	7,090
change in inventory	-	-	(1,983)	408	226	-	(1,349)
Total direct production costs	-	-	18,991	19,580	32,227	-	70,798
Depreciation and depletion:
depreciation and depletion	-	-	7,186	3,905	2,714	-	13,805
change in inventory	-	-	(396)	259	284	-	147
Total depreciation and depletion	-	-	6,790	4,164	2,998	-	13,952
Royalties	-	-	1,405	268	275	-	1,948
Total cost of sales	$-	$-	$36,040	$33,251	$48,583	$-	$117,874

Earnings (loss) before taxes	$(16,196)	$(9,840)	$4,180	$22,822	$11,891	$(538)	$12,319
Current income tax expense (recovery)	-	-	510	6,811	434	-	7,755
Deferred income tax expense (recovery)	-	-	681	(62)	35	-	654
Total income tax expense (recovery)	-	-	1,191	6,749	469	-	8,409
Net earnings (loss)	$(16,196)	$(9,840)	$2,989	$16,073	$11,422	$(538)	$3,910

The Exploration segment included $448 of costs incurred in Chile for the year ended December 31, 2017 (2016 - $503).